BORROWINGS - Short term (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
BORROWINGS
Short-term bank borrowings	$ 902,348	$ 961,639
Long-term borrowings due within one year	675,857	107,392
Subtotal for short-term	1,578,205	1,069,031
Long-term borrowings from non-banking financial institutions due within one year	21,828	33,646
Short-term borrowings from non-banking financial institutions		53,899
Borrowings from non-banking financial institutions	21,828	87,545
Total	$ 1,600,033	$ 1,156,576
Average interest rate on short term borrowings (as a percent)	3.45%	4.32%
Borrowings secured by restricted cash
BORROWINGS
Short-term bank borrowings	$ 266,685	$ 139,412
Short-term borrowings from non-banking financial institutions		53,899
Borrowings secured by inventories
BORROWINGS
Short-term bank borrowings	46,408	12,926
Long-term borrowings due within one year		46
Borrowings secured by prepaid land use rights and property, plant and equipment
BORROWINGS
Short-term bank borrowings	211,263	302,379
Long-term borrowings due within one year	16,919	13,327
Borrowings secured by project assets and solar power systems
BORROWINGS
Short-term bank borrowings	82,079	189,222
Long-term borrowings due within one year	630,696	83,264
Borrowings secured by project assets
BORROWINGS
Long-term borrowings from non-banking financial institutions due within one year	2,640	32,568
Borrowings secured by equity
BORROWINGS
Short-term bank borrowings		76,837
Long-term borrowings due within one year	18,765	308
Unsecured
BORROWINGS
Short-term bank borrowings	295,913	240,863
Long-term borrowings due within one year	9,477	10,447
Long-term borrowings from non-banking financial institutions due within one year	$ 19,188	$ 1,078